Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Range of Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 2.82
Exercise price, high end of the range (in dollars per share)	$ 16.51
Options outstanding (in shares)	1,286,360.00
Options outstanding - weighted average remaining contractual life (years)	5 years 7 months 6 days	5 years 3 months 18 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 9.83	$ 8.62
Options exercisable - at the end of period (in shares)	926,503.000
Options exercisable - weighted average exercise price (in dollars per share)	$ 9.48
$2.82 - 6.68
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 2.82
Exercise price, high end of the range (in dollars per share)	$ 6.68
Options outstanding (in shares)	275,164
Options outstanding - weighted average remaining contractual life (years)	3 years 4 months 24 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 5.33
Options exercisable - at the end of period (in shares)	270,436
Options exercisable - weighted average exercise price (in dollars per share)	$ 5.33
$6.86 - 10.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 6.86
Exercise price, high end of the range (in dollars per share)	$ 10.20
Options outstanding (in shares)	280,731
Options outstanding - weighted average remaining contractual life (years)	7 years 5 months 23 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 8.03
Options exercisable - at the end of period (in shares)	130,360
Options exercisable - weighted average exercise price (in dollars per share)	$ 7.86
$10.46 - 11.39
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 10.46
Exercise price, high end of the range (in dollars per share)	$ 11.39
Options outstanding (in shares)	308,390
Options outstanding - weighted average remaining contractual life (years)	6 years 5 months 23 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 10.88
Options exercisable - at the end of period (in shares)	182,132
Options exercisable - weighted average exercise price (in dollars per share)	$ 11.18
$11.56 - 12.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 11.56
Exercise price, high end of the range (in dollars per share)	$ 12.90
Options outstanding (in shares)	275,950
Options outstanding - weighted average remaining contractual life (years)	4 years 1 month 10 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 12.25
Options exercisable - at the end of period (in shares)	275,950
Options exercisable - weighted average exercise price (in dollars per share)	$ 12.25
$12.91 - 16.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 12.91
Exercise price, high end of the range (in dollars per share)	$ 16.51
Options outstanding (in shares)	146,125
Options outstanding - weighted average remaining contractual life (years)	7 years 0 months 7 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 14.98
Options exercisable - at the end of period (in shares)	67,625
Options exercisable - weighted average exercise price (in dollars per share)	$ 13.30